LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt	$ 4,199	$ 2,347
Less - current maturities	(1,337)	(509)
Long-term debt, excluding current maturities	2,905	1,838
U. S. Dollar [Member]
Debt Instrument [Line Items]
Long-term debt	$ 844	403
Annual interest rate, minimum	5.00%
Annual interest rate, maximum	8.56%
NIS - Not Linked [Member]
Debt Instrument [Line Items]
Long-term debt	$ 55	128
Annual interest rate, minimum	5.00%
Annual interest rate, maximum	6.00%
Euro [Member]
Debt Instrument [Line Items]
Long-term debt	$ 394	659
Annual interest rate	2.17%
NIS - linked to Prime Rate [Member]
Debt Instrument [Line Items]
Long-term debt	$ 2,906	$ 1,157
Annual interest rate, minimum	2.45%
Annual interest rate, maximum	2.50%
Annual interest rate above prime, minimum	0.90%
Annual interest rate above prime, maximum	0.90%